SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE BASED COMPENSATION
Summary of equity incentive plans

	DSU	RSU	FSO
				Weighted
	Outstanding	Outstanding	Outstanding	Average
	DSU Units	RSU Units	FSO Options	Exercise
	(Number of	(Number of	(Number	Price / Share
	of shares)	of shares)	of shares)	CAD
Balance as at January 1, 2020	408,000	—	745,576	6.02
Granted	80,000	210,000	818,858	7.28
Exercised	(50,000)	—	(11,667)	2.30
Expired	—	—	(750)	44.86
Forfeited / Cancelled	(318,000)	—	(323,607)	7.91
Balance as at December 31, 2020	120,000	210,000	1,228,410	6.37

Granted	178,800	75,000	1,141,364	13.65
Exercised	—	(50,000)	(132,220)	7.08
Forfeited / Cancelled	(51,855)	—	(421,252)	14.76
Balance as at December 31, 2021	246,945	235,000	1,816,302	8.95

Summary of outstanding share options
10	SHARE BASED COMPENSATION (CONTINUED)

The following table summarizes information about the outstanding share options as at December 31, 2021:

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
	Options	Remaining	Exercise	Options	Exercise
Range of exercise	(Number	Contractual	Price / Share	(Number	Price / Share
prices (CAD)	of shares)	Life (Years)	CAD	of shares)	CAD
2.30 - 5.00	254,060	3	3.02	182,930	3.17
5.01 - 5.60	200,000	2	5.60	200,000	5.60
5.61 - 7.80	632,858	4	7.80	632,858	7.80
7.81 - 33.30	729,384	8	12.93	174,500	14.20
	1,816,302	5	8.95	1,190,288	7.66

The following table summarizes information about the outstanding share options as at December 31, 2020:

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
	Options	Remaining	Exercise	Options	Exercise
Range of exercise	(Number	Contractual	Price / Share	(Number	Price / Share
prices (CAD)	of shares)	Life (Years)	CAD	of shares)	CAD
2.30 - 5.00	269,000	4	2.98	120,983	3.48
5.01 - 5.60	225,000	3	5.60	166,667	5.60
5.61 - 7.80	732,858	5	7.80	732,858	7.80
7.81 - 33.30	1,552	5	33.31	1,552	33.31
	1,228,410	4	6.37	1,022,060	6.97

Summary of inputs and assumptions used for measuring fair value

	2021	2020
Expected dividend yield (%)	0.0	0.0
Expected share price volatility (%)	63.4 - 64.3	65.0 - 85.8
Risk-free interest rate (%)	0.8 - 1.3	0.2 - 0.4
Expected life of options (years)	4.5 - 5.0	0.9 - 5.0
Share price (CAD)	6.88 - 14.04	3.00 - 8.20
Forfeiture rate (%)	0.0	0.0